Reclamation and Environmental (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Reclamation and Environmental [Abstract]
Reclamation cost	$ 25,000,000
Amortization period of insurance premium (in years)	10 years
Prepaid insurance	613,037
Commutation account balance	2,754,316
Increase in commutation funds	82,678
Changes to the entity's asset retirement obligations [Roll Forward]
Balance, beginning of period	1,143,892	0
Asset retirement obligations acquired	0	1,121,150
Accretion expense	153,704	119,884
Payments	(99,417)	(97,142)
Balance at end of period	$ 1,198,179	$ 1,143,892